Prepaid Expenses and Other Current Assets (Details)			12 Months Ended
	Jun. 01, 2023 USD ($)	Jun. 01, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)
Prepaid Expenses and Other Current Assets [Abstarct]
Purchase contract payment	$ 27,412	¥ 200,000
Equity transfer agreement percentage			100.00%	100.00%
Seller payment | ¥				¥ 10,000,000
Other current receivables | $			$ 947,178